Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Buildings and Leasehold improvements
Property, Plant and Equipment
Right-of-use asset	€ 9,540	€ 9,994